DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2023
Youlife International Holdings Inc [Member]
Multiemployer Plan [Line Items]
DEFINED CONTRIBUTION PLAN

18. DEFINED CONTRIBUTION PLAN

Full-time employees of the Group in mainland PRC are entitled to social welfare benefits through a PRC government-mandated defined contribution plan. Chinese labor regulations require that the Group makes contributions to the government for these benefits, calculated as a regulated percent of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions.

For the employees in Hong Kong, PRC, the Group pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual basis. The Group has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available. The Group recorded Pension scheme contributions and social welfare benefit expenses of RMB38,816 and RMB45,330 (US$6,385) for the years ended December 31, 2022 and 2023, respectively.